Summary of Maturity of Lease Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Total lease liabilities	$ 1,124,098	$ 1,291,609
Total lease liabilities	52,630	$ 488,889
Operating Lease [Member]
Lessee, Lease, Description [Line Items]
2022	406,400
2023	414,800
2024	393,005
2025	132,580
Thereafter
Total undiscounted lease payments	1,346,785
Less imputed interest	(222,687)
Total lease liabilities	1,124,098
Finance Leases [Member]
Lessee, Lease, Description [Line Items]
2022	17,900
2023	17,900
2024	17,900
2025	4,473
Thereafter
Total undiscounted lease payments	58,173
Less imputed interest	(5,543)
Total lease liabilities	$ 52,630